UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21730

THE ENDOWMENT TEI FUND, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800, HOUSTON, TX	77027
(Address of principal executive offices)	(Zip code)

A. HAAG SHERMAN

THE ENDOWMENT TEI FUND, L.P.

4265 SAN FELIPE, SUITE 800, HOUSTON, TX 77027

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/07

Date of reporting period: 6/30/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

the

ENDOWMENT FUND

The Endowment TEI Fund, L.P.

Shareholders’ Report

June 30, 2007

(Unaudited)

PRIVACY POLICY

THE ENDOWMENT REGISTERED FUND, L.P.

THE ENDOWMENT TEI FUND, L.P.

THE ENDOWMENT MASTER FUND, L.P.

ENDOWMENT ADVISERS, L.P.

This privacy policy notice summarizes the collection and disclosure of nonpublic personal information (“Information”) of customers (“you”) of The Endowment Registered Fund, L.P., The Endowment TEI Fund, L.P., The Endowment Master Fund, L.P. and Endowment Advisers, L.P. (“we” or “us”). If you are an individual limited partner of The Endowment Registered Fund, L.P. or The Endowment TEI Fund, L.P., we consider you to be our customer. Investors purchasing or owning interests through their bank, broker or other financial institution should consult that financial institution’s privacy policies.

We collect the following categories of Information about you

We collect Information about you from the following sources: information we receive from you on applications or other forms; information about your transactions with us, our affiliates, or others; and information we receive from a consumer reporting agency.

We disclose the following categories of Information about you

We do not disclose any Information about you or any former customer to anyone, except as permitted by law, including to our affiliates and third party service providers.

We disclose Information about you to the following types of third parties

We may disclose Information about you and any former customer to our affiliates, which for purposes of this privacy policy notice we consider to include Salient Partners, L.P., Sanders Morris Harris Group, Inc. and their affiliates, and to nonaffiliated third parties, as required or permitted by law.

We may disclose all of the Information we collect to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may disclose all of the Information we collect to non-affiliated third parties that provide administrative and other services on our behalf, such as, among others, printing, mailing and other services that are typically provided to funds.

Protecting the security and confidentiality of your Information

We restrict access to Information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Information.

For Additional Information Please Contact Endowment Advisers, L.P.

Attn: Compliance Department, 4265 San Felipe, Suite 900, Houston, TX 77027 (800) 900-4675

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities, and Partners’ Capital

June 30, 2007

(Unaudited)

Assets
Investment in the Offshore Fund, at estimated fair value	$491,313,093
Receivable from the Offshore Fund	358,620
Prepaid contributions to the Offshore Fund	60,173,001
Prepaids and other assets	144,585

Total assets	551,989,299

Liabilities and Partners’ Capital
Subscriptions received in advance	60,173,001
Redemptions payable	358,620
Service fee payable	1,081,445
Accounts payable and accrued expenses	157,324

Total liabilities	61,770,390

Partners’ capital	490,218,909

Total liabilities and partners’ capital	$551,989,299

See accompanying notes to financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2007

(Unaudited)

Net investment loss allocated from the Offshore Fund:
Interest and dividend income	$726,762
Expenses	2,184,432

Net investment loss allocated from the Offshore Fund	(1,457,670)

Income of the Fund:
Early repurchase income	18,119

Total income of the Fund	18,119

Expenses of the Fund:
Servicing fees	1,826,700
Amortization of offering costs	164,763
Insurance expense	4,094
Other expenses	152,830

Total expenses of the Fund	2,148,387

Net investment loss of the Fund	(2,130,268)

Net investment loss	(3,587,938)

Net realized and unrealized gain from investment transactions allocated from the Offshore Fund:
Net realized gain from investments	1,260,870
Net unrealized gain from investments	34,045,764

Net realized and unrealized gain from investment transactions allocated from the Offshore Fund	35,306,634

Net increase in partners’ capital resulting from operations	$31,718,696

See accompanying notes to financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Statement of Changes in Partners’ Capital

Year Ended December 31, 2006 and Six Months Ended June 30, 2007 (Unaudited)

Partners’ capital at December 31, 2005	$12,103,975
Contributions	208,734,792
Distributions	(467,954)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,122,515)
Net realized gain from investments	2,348,921
Net unrealized gain from investments	10,194,327

Net increase in partners’ capital resulting from operations	11,420,733

Partners’ capital at December 31, 2006	231,791,546

Contributions	227,840,579
Distributions	(1,131,912)
Net increase in partners’ capital resulting from operations:
Net investment loss	(3,587,938)
Net realized gain from investments	1,260,870
Net unrealized gain from investments	34,045,764

Net increase in partners’ capital resulting from operations	31,718,696

Partners’ capital at June 30, 2007	$490,218,909

See accompanying notes to financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2007

(Unaudited)

Cash flow from operating activities:
Net increase in partners’ capital resulting from operations	$31,718,696
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Net realized and unrealized gain from investment transactions allocated from the Offshore Fund	(35,306,634)
Net investment loss allocated from the Offshore Fund	1,457,670
Contributions to the Offshore Fund	(227,858,698)
Distributions from the Offshore Fund	2,471,612
Increase in receivable from the Offshore Fund	(126,431)
Increase in prepaid contributions to the Offshore Fund	(29,897,165)
Decrease in prepaids and other assets	57,528
Increase in service fee payable	633,839
Increase in accounts payable and accrued expenses	117,320

Net cash used in operating activities	(256,732,263)

Cash flow from financing activities:
Contributions from partners	227,840,579
Distributions to partners	(1,131,912)
Increase in subscriptions received in advance	29,897,165
Increase in redemptions payable	126,431

Net cash provided by financing activities	256,732,263

Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2007

(Unaudited)

(1) ORGANIZATION

The Endowment TEI Fund, L.P. (the “Fund”), is a limited partnership organized under the laws of the state of Delaware. The Fund was registered and began operations on March 17, 2005 (“Inception”) as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund was created to serve as a feeder fund for The Endowment (Offshore TEI) Fund, Ltd. (the “Offshore Fund”), which in turn is a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Fund may include the Master Fund, as the context requires.

The Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund pursues its investment objective by investing substantially all of its assets in the Offshore Fund, which will in turn invest all of its assets in the Master Fund, which has the same investment objectives as the Offshore Fund and the Fund. The Master Fund invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles. The Master Fund’s financial statements, footnotes and schedule of investments, included elsewhere in this report, are an integral part of the Fund’s financial statements that should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests indirectly owned by the Fund on June 30, 2007 was 27.36%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH EQUIVALENTS

The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Fund records security transactions on a trade-date basis.

Securities that are held by the Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is calculated by BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s independent administrator (the “Independent Administrator”) in consultation with the Adviser. The valuation procedures of the Fund’s underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

The Fund invests substantially all of its assets in the Offshore Fund, which in turn invests in the Master Fund. Investments in the Master Fund are accounted for using the equity method, which approximates fair value. Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund financial statements included elsewhere in this report.

(e) INVESTMENT INCOME

Distributions received from investments, whether in the form of cash or securities, are applied as a reduction of the cost of the investments and to the extent distributions exceed the cost of the investment, a realized gain is recognized.

For investments in securities, dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g) INCOME TAXES

The Fund itself is not subject to income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund’s financial statements.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(i) ORGANIZATIONAL EXPENSES

The Fund’s organizational expenses (the “Organizational Expenses”) were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with GAAP for Fund reporting purposes upon commencement of operations.

(j) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that the tax position will be sustained by the applicable tax authorities. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. The Fund adopted FIN 48 during the current fiscal period and it was applied to all open tax years as of June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no material impact on the Fund’s financial statements; however, FIN 48 requires ongoing monitoring and analysis. Future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

During September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe that the adoption of SFAS No. 157 will impact the Fund’s financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

(3) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s limited partnership agreement (the “LP Agreement”).

The Fund reserves the right to reject any applications for Interests. The $60,173,001 in subscriptions received in advance as of June 30, 2007 represents subscriptions for Fund Interests received prior to the July 2007 closing.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Fund, including allocations from the Master Fund (through the Offshore Fund), are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at any time prior to the business day immediately preceding the one-year anniversary of the partner’s purchase of such Interest (or portion thereof) without incurring additional costs including an early repurchase fee. The Adviser, which also serves as the investment adviser of the Master Fund and Offshore Fund, expects that it will recommend to the Board that the Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

partners. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Fund’s assets are invested in the Master Fund (through the Offshore Fund), the ability of the Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund and the Offshore Fund’s repurchase policies. In addition, the Fund may determine not to conduct a repurchase offer each time the Master Fund and Offshore Fund conduct a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Fund.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2007, all of the investments made by the Fund were in the Master Fund (through the Offshore Fund).

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund may invest either directly or through the Offshore Fund and Master Fund will trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Investment Funds is limited to the Fund’s pro rata share of the value of the investment in or commitment to such Investment Funds as held directly or through the Offshore Fund and Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee (the “Administration Fee”) based on the month end net assets of the Master Fund. The Master Fund is charged, on an annual basis, 8 basis points on Master Fund net assets of up to $100 million, 7 basis points on Master Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Fund, the Offshore Fund and the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for Fund administration will be paid out of the Master Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Fund.

(7) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund will pay the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s net assets, calculated based on the NAV at the end of each month, payable quarterly in arrears. So long as the Fund invests all of its investable assets in the Offshore Fund, which in

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

turn invests all of its investable assets in the Master Fund, the Fund will not pay the Adviser directly any Investment Management Fee; however, the Fund’s Partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee will decrease the net profits or increase the net losses of the Master Fund and indirectly the Fund as the fees reduce the capital accounts of the Master Fund’s limited partners.

(b) SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the Fund, the Adviser will receive a servicing fee (the “Servicing Fee”) equal to 1.00% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

For the six months ended June 30, 2007, the Fund incurred $1,826,700 in Servicing Fees.

(c) PLACEMENT AGENTS

The Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Fund. Sanders Morris Harris, Inc. (“SMH”), an affiliate of the General Partner and the Adviser, has been engaged by the Fund to serve as a Placement Agent. SMH is a full service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(8) INDEBTEDNESS OF THE FUND

Pursuant to the Fund LP Agreement, the Fund may borrow up to, but not more than, 10% of the net assets of the Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Fund’s leverage limitations, the Fund will not “look through” Investment Funds in which the Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Fund and the Fund’s risk of loss is limited to the value of its investment in such Investment Funds (held through its investment in the Offshore Fund and Master Fund), other than for some Investment Funds in which the Master Fund has made a capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

(9) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2007	Year ended December 31, 2006	Period March 17, 2005 (Inception) to December 31, 2005
	(Unaudited)
Net investment loss to average partners’ capital[1,2]	(1.97)%	(1.65)%	(3.97)%
Expenses to average partners’ capital[1,2]	2.38%	2.24%	4.62%
Portfolio Turnover[3]	3.72%	15.31%	12.65%
Total Return[4]	8.86%	11.54%	(3.08)%
Partners’ capital, end of period	$490,218,909	$231,791,547	$12,103,975

The above calculations for 2006 and 2005 reflect the waiver of the Servicing Fees since Inception of the Fund through August, 2006. An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1

Ratios are calculated by dividing the amount for the indicated category by partners’ capital as measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Offshore Fund and Master Fund. These ratios have been annualized for 2005 and for the six months ended June 30, 2007.

2

Had the Servicing Fee waiver not been in effect, the annualized ratio for net investment loss to average partners’ capital would have been (1.90)% and (4.99)% during 2006 and 2005, respectively, and the annualized ratio for expenses to average partners’ capital would have been 2.48% and 5.64% during 2006 and 2005, respectively.

3

The Fund is invested exclusively in the Offshore Fund which in turn is invested solely in the Master Fund; therefore this ratio reflects the portfolio turnover of the Master Fund for the period indicated.

4

Calculated as geometrically linked monthly returns for each month in the period. The reported total return amount for 2005 is negatively impacted by the write off of both the Fund’s Organizational Expenses and the Offshore Fund’s organization costs, which occurred at Inception of the Fund’s operations in accordance with GAAP. This treatment for GAAP results in a negative total return for the Fund despite the increase during the period in partners’ capital resulting from operations. Had these costs not been included as an expense at inception for the purposes of the total return calculation and were instead amortized over 60 months as they are being handled for capital allocation purposes, the total return would have been 8.70% for 2005.

(10) SUBSEQUENT EVENTS

(a) PROXY SOLICITATION

The Master Fund, in which the Fund invests substantially all of its assets (indirectly through the Offshore Fund), is holding a meeting of its partners for the following purposes:

1. To approve a new subadvisory agreement between the Master Fund’s current subadviser, Tanglewood Asset Management, LLC (the “Subadviser”) and the Master Fund;

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

2. To approve a change in the policies of the Master Fund with respect to the liquidity of the Investment Funds in which the Master Fund invests and to ratify the Master Fund’s current investment practices, as disclosed in the Master Fund’s Registration Statement (which incorporates the Fund’s private placement memorandum);

3. To approve amendment of the Master Fund’s agreement of limited partnership to provide the Master Fund’s board of directors the sole power to make future amendments to the Master Fund’s policy regarding Investment Fund liquidity;

4. To approve an increase in the Master Fund’s allowable borrowing from 10 percent of the Master Fund’s net asset value to 25 percent of the Master Fund’s net asset value; and

5. To vote on any other matters that may properly come before the meeting and any adjournment thereof.

The current subadvisory agreement with the Subadviser terminated due to a change in control of the Subadviser, which terminated the agreement by its terms due to operation of law. The Master Fund’s board of directors approved an interim agreement with the Subadviser until such time that a new subadvisory agreement can be submitted to a vote of the Master Fund’s partners. The terms of the subadvisory agreement that terminated, the interim subadvisory agreement and the new subadvisory agreement being submitted to a vote of the partners all provide for the same services at the same cost by the same personnel as under the subadvisory agreement that terminated.

With respect to proxies issued by the Master Fund, the Fund will retain its respective proxy voting authority and shall exercise such authority as follows: The Fund will hold a meeting of its partners at which the partners will vote their interests instructing the Fund how to vote, as a partner of the Master Fund (indirectly through the Offshore Fund), for or against the matters presented by the Master Fund. The Fund will then calculate the proportion of interests voted for to those voted against (ignoring for purposes of this calculation the interests for which it receives no voting instructions) and will subsequently vote its interest in the Master Fund (held indirectly through the Offshore Fund) for or against the matter in the same proportion.

(b) INDEPENDENT ADMINISTRATOR

Effective August 1, 2007, BISYS, the Fund’s Independent Administrator, was acquired by Citi. Citi management has informed the Adviser that the acquisition by Citi should not result in any change to the services currently being provided to the Fund.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2007

(Unaudited)

Directors and Officers

The Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Fund, the Master Fund and The Endowment Registered Fund, L.P. together pay each Independent Director an annual fee of $16,000, which is paid quarterly, a fee of $3,500 per Board meeting and a $500 fee per meeting for each member on the audit committee. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2007.

Asset Class[1]	Fair Value	%
Domestic Equity[2]	$251,942,439	13.9
International Equity[2]	309,977,895	17.1
Opportunistic Equity	134,994,735	7.4
Absolute Return	340,407,243	18.8
Real Estate	94,794,458	5.2
Natural Resources	233,060,604	12.9
Private Equity	111,705,417	6.2
Fixed Income	81,875,354	4.5
Enhanced Fixed Income	246,113,350	13.6
Debt Fund	7,038,831	0.4

Total Investments	$1,811,910,326	100.0

1	The complete list of investments included in the following asset class categories are included in the schedule of investments of the Master Fund.
2	Includes the value of put options.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2007

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Fund’s private placement memorandum (the “PPM”) includes additional information about directors of the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Investment Management Agreement

At a meeting of the Board held on January 17, 2007, the Board considered and approved the Investment Management Agreement between the Fund and the Adviser. In reviewing this agreement, the Board requested information, which was provided by the Adviser, that was reasonably necessary for the Board to evaluate the agreement, and was advised by counsel. Following its review, the Board concluded that the Investment Management Agreement enables the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of investors based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. Based on the nature and quality of the services provided by the Adviser to the Master Fund prior to its registration as an investment company (as well as the services anticipated to be provided in the future), the Adviser’s management capabilities demonstrated with respect to the Master Fund, the Adviser’s management oversight process, and the professional qualifications and experience of the Adviser’s investment committee, the Board concluded that the Adviser is capable of providing high quality services to the Fund. The Board also concluded that the Adviser would provide the same quality and quantity of investment management and related services as provided in the past, and that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board concluded, based on comparative performance information compiled by the Adviser, that the Master Fund’s investment performance was competitive or superior relative to comparable funds and to its benchmark index. On the basis of the Directors’ assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by the Adviser, the Directors concluded that the Adviser were capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other comparable funds.

The cost of advisory service provided and the level of profitability. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the Adviser’s financial information, the fees paid by the Adviser to the Master Fund’s sub-adviser, the Adviser’s estimated net management income resulting from its management of the Fund, and the estimated profitability of the Adviser’s

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2007

(Unaudited)

relationships with the Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and the Adviser. Further, on the basis of comparative information supplied by the Adviser, the Board determined that the management fees and estimated overall expense ratio of the Fund were consistent with industry averages.

The extent to which economies of sale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the management fees will not reduce as the level of Fund assets increases, the Board concluded that the management fees appropriately reflect the Fund’s current size, the current economic environment for the Adviser, and the competitive nature of the investment company market. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Fund are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Fund.

Other considerations. The Board also determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its partners. The Directors also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by various fee waivers and expense limitation measures taken with respect to the Fund which may result in the Adviser waiving a substantial amount of fees or otherwise limiting Fund expenses for the benefit of the Fund’s partners.

This Page Intentionally Left Blank

the

ENDOWMENT FUND

The Endowment Master Fund, L.P.

Shareholders’ Report

June 30, 2007

(Unaudited)

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities, and Partners’ Capital

June 30, 2007

(Unaudited)

Assets
Investments in Investment Funds, at estimated fair value (cost $1,302,614,169)	$1,551,747,549
Investments in securities, at value (cost $246,309,677)	260,162,777

Total investments	1,811,910,326
Cash and cash equivalents	68,198,721
Prepaid contributions to Investment Funds	143,500,000
Receivable from Investment Funds	5,855,399
Interest and dividends receivable	1,509,225
Prepaids and other assets	201,966

Total assets	2,031,175,637

Liabilities and Partners’ Capital
Subscriptions received in advance	194,466,154
Redemptions payable	35,197,194
Management fees payable	4,121,911
Offshore withholding tax payable	887,031
Administration fees payable	161,391
Accounts payable and accrued expenses	448,059

Total liabilities	235,281,740

Paid in capital	1,532,907,417
Net unrealized appreciation from investments	262,986,480

Partners’ capital	1,795,893,897

Total liabilities and partners’ capital	$2,031,175,637

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies(2)
Cayman Islands
Absolute Return (2.37% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P.		$42,480,850
Domestic Equity (0.59% of Partners’ Capital)
Tiedmann/Falconer Partners, L.P.		10,567,586
International Equity (6.15% of Partners’ Capital)
Algebris Global Financials Fund L.P.		11,921,000
Boyer Allan Pacific Partners, L.P.		29,741,473
SR Global Fund—Asia Portfolio (Class B, L.P.)		10,885,555
SR Global Fund—Europe Portfolio (Class A, L.P.)		13,541,574
SR Global Fund—International Portfolio (Class C, L.P.)		13,807,829
SR Global Fund—Emerging Markets Portfolio (Class G, L.P.)		22,208,560
SR Phoenicia—Phoenicia Portfolio (Class A, L.P.)		8,316,124
Opportunistic Equity (1.44% of Partners’ Capital)
Global Undervalued Securities Fund (QP), L.P.		25,849,996
Private Equity (0.45% of Partners’ Capital)
Carlyle Japan International Partners II, L.P.		195,811
CJIP II Co-Invest, L.P.		43,661
Gavea Investment Fund II A, L.P.		1,966,667
India Asset Recovery Fund, L.P.		478,867
Tiger Global Private Investment Partners IV, L.P.		5,483,333

Total Cayman Islands		197,488,886

Scotland
Private Equity (0.08% of Partners’ Capital)
Actis Umbrella Fund, L.P.		1,393,883

Total Scotland		1,393,883

United Kingdom
Real Estate (0.10% of Partner’s Capital)
Benson Elliot Real Estate Partners II, L.P.		1,105,517
Patron Capital L.P. II		668,017

Total United Kingdom		1,773,534

United States
Absolute Return (14.88% of Partners’ Capital)
Black River Commodity Multi-Strategy Fund, LLC		13,184,279
Black River Global Multi-Strategy Leveraged Fund, LLC	15,179	18,961,818
Courage Special Situations Fund, L.P.		8,451,897
Highland Credit Strategies Fund, L.P.		35,458,450

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies(2) (continued)
United States (continued)
Absolute Return (14.88% of Partners’ Capital) (continued)
HomeField Partners, L.P.		6,642,814
Kenmont Onshore Fund, L.P.		4,972,500
OZ Asia Domestic Partners, L.P.		27,973,255
Paulson Advantage Plus, L.P.		19,708,197
Paulson Partners Enhanced, L.P.		35,937,665
PIPE Equity Partners, LLC		24,514,966
PSAM WorldArb Partners, L.P.		40,531,377
Redbrick Capital, L.P.		30,945,433
Domestic Equity (13.36% of Partners’ Capital)
Bonanza Partners, L.P.		8,189,451
Caduceus Capital II, L.P.		12,319,317
CCM Small Cap Value Qualified Fund, L.P.		6,258,395
Contrarian Equity Fund, L.P.		9,512,496
Criterion Horizons Fund, L.P.		2,328,365
Criterion Institutional Partners, L.P.		13,711,316
Diamond Hill Investment Partners II, L.P.		28,681,215
HealthCor, L.P.		23,161,939
Leaf Investment Partners, L.P.		15,749,767
Renaissance Institutional Equities Fund, LLC		36,230,585
Samlyn Onshore Fund, L.P.		10,649,399
SCP Atlantic Fund, L.P.		8,689,076
The Raptor Global Fund, L.P.		42,205,407
Tiger Consumer Partners, L.P.		22,339,541
Enhanced Fixed Income (13.70% of Partners’ Capital)
Arx Global High Yield Securities Fund I L.P.		39,544,253
BDMC Partners I, L.P.		20,751,670
Contrarian Capital Fund I, L.P.		43,678,871
Halcyon European Structured Opportunities Fund L.P.		15,544,252
Harbinger Capital Partners Fund I, L.P.		49,657,929
Ore Hill Fund, L.P.		39,710,591
The Rohatyn Group Local Currency Opportunity Partners, L.P.		24,565,462
Z Capital Partners I, L.P.		12,660,322
International Equity (7.10% of Partners’ Capital)
Gradient Europe Fund, L.P.		25,913,861
L-R Global Partners, L.P.		4,518,675
Liberty Square Strategic Partners IV (Asia), L.P.		5,157,160
Monsoon India Inflection Fund, L.P.		11,975,921
Monsoon India Inflection Fund 2, L.P.		22,648,547

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies(2) (continued)
United States (continued)
International Equity (7.10% of Partners’ Capital) (continued)
Steel Partners Japan Strategic Fund, L.P.		19,476,171
Taiyo Fund, L.P.		3,487,012
The Explorador Fund, L.P.		5,219,866
Torrey Pines Fund, LLC		29,132,014
Natural Resources (8.01% of Partners’ Capital)
BP Capital Energy Equity Fund II, L.P.		40,234,959
Southport Energy Plus Partners, L.P.		25,364,380
The Ospraie Fund, L.P.	24,807	36,359,679
Tocqueville Gold Partners, L.P.		520,019
Treaty Oak Partners (QP), L.P.		17,477,020
Velite Energy, L.P.		23,944,479
Opportunistic Equity (6.08% of Partners’ Capital)
Bear Stearns Emerging Markets Macro Fund, L.P.		11,643,633
GMO Mean Reversion Fund (Onshore)		10,979,831
Jetstream Global Institutional Fund, L.P.		17,974,889
Maverick Fund USA Ltd.		671,274
NWI Explorer Global Macro Fund L.P.		20,475,881
Pantera Global Macro Fund, L.P.		4,207,643
Pardus European Special Opportunities Fund, L.P.		28,197,350
Prism Partners QP, L.P.		14,994,238
Private Equity (4.76% of Partners’ Capital)
Audax Mezzanine Fund II, L.P.		1,527,744
BDCM Opportunity Fund II, L.P.		1,609,189
Brazos Equity Fund II, L.P.		1,264,279
Capital Royalty Partners, L.P.		557,486
Chrysalis Ventures III, L.P.		271,132
Crosslink Crossover Fund IV, L.P.		1,811,931
Crosslink Crossover Fund V, L.P.		15,532,216
Dace Ventures I, L.P.		120,157
Encore Consumer Capital Fund, L.P.		1,699,877
GMO Emerging Illiquid Fund, L.P.		4,525,193
Harbinger Capital Partners Special Situations Fund, L.P.		16,212,846
Monomoy Capital Partners, L.P.		1,465,867
Paulson Credit Opportunities II, L.P.		17,831,068
Pinto America Growth Fund, L.P.		705,797
Private Equity Investment Fund IV, L.P.		3,270,061
Q Funding III, L.P.		7,352,793
Sanderling Venture Partners VI Co-Investment Fund, L.P.		582,866
Sanderling Venture Partners VI, L.P.		379,434

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies(2) (continued)
United States (continued)
Private Equity (4.76% of Partners’ Capital) (continued)
Sterling Capital Partners II, L.P.		1,144,922
Sterling Group Partners II, L.P.		1,490,383
Strategic Value Global Opportunities Fund I-A, L.P.		3,940,184
VCFA Private Equity Partners IV, L.P.		1,064,646
VCFA Venture Partners V, L.P.		883,333
Voyager Capital Fund III, L.P.		204,846
Real Estate (2.50% of Partner’s Capital)
Aslan Realty Partners III, LLC		1,455,784
Cypress Realty VI, L.P.		642,400
ING Clarion U.S., L.P.		15,614,462
ING Clarion Global, L.P.		10,089,932
Legacy Partners Realty Fund II, LLC		6,188,104
MONY/Transwestern Mezzanine Realty Partners II, LLC		1,853,116
Parmenter Realty Fund III, L.P.		3,670,937
Wells Street Global Partners, L.P.		5,323,648

Total United States		1,264,283,405

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (Cost $1,234,123,939)		1,464,939,708	81.57%

Passive Foreign Investment Companies(2)
Republic of Mauritius
International Equity (0.59% of Partners’ Capital)
India Capital Fund Ltd. A2 Shares	187,107	10,532,253
Real Estate (0.05% of Partner’s Capital)
Orbis Real Estate Fund I		957,362

Total Republic of Mauritius		11,489,615

Total Passive Foreign Investment Corporations (Cost $5,577,818)		11,489,615	0.64%

Bermuda Exempted Mutual Fund Company(2)
Private Equity (0.93% of Partners’ Capital)
Highland CDO Opportunity Fund, Ltd.	10,448	16,694,945

Total Bermuda Exempted Mutual Fund Company (Cost $12,000,000)		16,694,945	0.93%

Cayman Company Limited by Shares(2)
Absolute Return (1.70% of Partners’ Capital)
Overseas CAP Partners, Inc.	21,689	30,643,742

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Cayman Company Limited by Shares(2) (continued)
International Equity (0.99% of Partners’ Capital)
The Russian Prosperity Fund	407,126	17,787,332
Natural Resources (0.57% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		10,192,207

Total Cayman Company Limited by Shares (Cost $50,912,412)		58,623,281	3.26%

Total Investments in Investment Funds (Cost $1,302,614,169)		1,551,747,549	86.40%

Investment in Securities
Private Corporations
United States
Real Estate (0.80% of Partners’ Capital)
Net Lease Private REIT V, Inc.		2,696,866
Net Lease Private REIT VI, Inc.		3,000,000
Security Capital Preferred Growth, Inc.	278,750	8,624,511

Total United States		14,321,377

Total Private Corporations (Cost $15,433,637)		14,321,377	0.80%

Registered Investment Companies
United States
Fixed Income (1.30% of Partners’ Capital)
iShares Lehman 1-3 Year Treasury Bond Fund	224,411	17,988,786
Wasatch Hoisington US Treasury Fund	405,152	5,388,527
International Equity (2.33% of Partners’ Capital)
iShares MSCI Brazil Index Fund	355,244	21,819,086
iShares MSCI South Korea Index Fund	84,330	5,085,099
GMO Emerging Markets Fund III	366,589	9,194,045
The China Fund, Inc.	152,419	5,830,027
Natural Resources (4.40% of Partners’ Capital)
BlackRock Global Resources Fund	474,333	28,033,088
The Tocqueville Gold Fund	455,453	23,742,778
Energy Select Sector SPDR	394,144	27,191,995
Real Estate (1.83% of Partner’s Capital)
ING International Real Estate Fund	658,581	8,673,512
Morgan Stanley Institutional Fund—International Real Estate Portfolio	721,140	24,230,290

Total United States		177,177,233

Total Registered Investment Companies (Cost $159,854,756)		177,177,233	9.86%

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Closed End Funds
United States
Agencies (0.03% of Partners’ Capital)
Morgan Stanley U.S. Government Securities Trust, Class D	64,481	570,011
Corporate (0.09% of Partners’ Capital)
iShares Goldman Sachs InvesTop Corporate Bond Fund	15,400	1,611,148
Multi Sector (0.22% of Partners’ Capital)
Aberdeen Asia-Pacific Income Fund, Inc.	112,300	717,597
MFS Government Markets Income Trust	143,800	956,270
MFS Intermediate Income Trust	186,000	1,125,300
Putnam Premier Income Trust	174,421	1,151,179
Treasuries (0.05% of Partners’ Capital)
Western Asset/Claymore US Treasury Inflation Protected Securities Fund	79,800	907,326

Total United States		7,038,831

Total Closed End Funds (Cost $7,002,923)		7,038,831	0.39%

Fixed Income
United States
Treasuries (0.81% of Partners’ Capital)
Treasury Inflation Protected Securities, 3.50%, 1/15/11	750,000	916,315
Treasury Inflation Protected Securities, 1.875%, 7/15/13	275,000	296,851
Treasury Inflation Protected Securities, 2.00%, 7/15/14	150,000	157,883
Treasury Inflation Protected Securities, 1.875%, 7/15/15	450,000	451,871
Treasury Inflation Protected Securities, 2.00%, 1/15/16	950,000	939,286
Treasury Inflation Protected Securities, 3.625%, 4/15/28	250,000	370,114
United States Treasury Bonds, 5.25%, 2/15/29	2,850,000	2,869,594
United States Treasury Notes, 4.125%, 5/15/15	860,000	810,483
United States Treasury Notes, 4.50%, 2/15/16	950,000	915,637
United States Treasury Notes, 4.625%, 8/31/11	750,000	741,563
United States Treasury Notes, 4.625%, 11/15/16	3,625,000	3,513,136
United States Treasury Notes, 4.75%, 3/31/11	750,000	745,840
United States Treasury Notes, 4.875%, 8/31/08	750,000	748,829
United States Treasury Notes, 4.875%, 8/15/09	1,050,000	1,049,262
Agencies (0.32% of Partners’ Capital)
Federal Home Loan Bank, 4.20%, 3/30/11	1,000,000	964,234
Federal Home Loan Mortgage Corp., 4.75%, 11/3/09	1,000,000	990,218
Federal Home Loan Mortgage Corp., 5.00%, 9/16/08	250,000	249,194
Federal Home Loan Mortgage Corp., 5.25%, 7/18/11	1,000,000	999,916
Federal National Mortgage Association, 5.00%, 4/26/17	1,000,000	954,193
Federal National Mortgage Association, 5.25%, 9/15/16	250,000	246,283

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income (continued)
United States (continued)
Agencies (0.32% of Partners’ Capital) (continued)
Federal National Mortgage Association, 5.375%, 7/15/16	750,000	745,937
Federal National Mortgage Association, 5.68%, 11/27/15	500,000	498,431
New Valley Generation II, Series 2001, 5.572%, 5/1/20	41,163	40,266
Overseas Private Investment Corp., 3.74%, 4/15/15	132,802	126,099
Mortgage Backed Securities (0.92% of Partners’ Capital)
Federal Home Loan Mortgage Corp., Gold Pool B10507, 4.50%, 10/1/18	31,288	29,822
Federal Home Loan Mortgage Corp., Gold Pool E74790, 5.00%, 2/1/14	61,514	60,069
Federal Home Loan Mortgage Corp., Gold Pool E92286, 5.00%, 11/1/17	16,192	15,707
Federal Home Loan Mortgage Corp., Gold Pool E95383, 5.00%, 2/1/18	63,767	61,857
Federal Home Loan Mortgage Corp., Gold Pool B14009, 5.00%, 5/1/19	59,698	57,914
Federal Home Loan Mortgage Corp., Gold Pool G11777, 5.00%, 10/1/20	458,013	442,975
Federal Home Loan Mortgage Corp., Gold Pool G18156, 5.00%, 12/1/21	480,229	464,183
Federal Home Loan Mortgage Corp., Gold Pool E75753, 5.50%, 3/1/14	28,116	27,885
Federal Home Loan Mortgage Corp., Gold Pool E94694, 5.50%, 2/1/18	14,367	14,198
Federal Home Loan Mortgage Corp., Gold Pool J03616, 5.50%, 10/1/21	464,361	457,471
Federal Home Loan Mortgage Corp., Gold Pool C77936, 5.50%, 2/01/33	47,335	45,871
Federal Home Loan Mortgage Corp., Gold Pool A10760, 5.50%, 6/1/33	10,151	9,838
Federal Home Loan Mortgage Corp., Gold Pool A16536, 5.50%, 12/1/33	43,936	42,579
Federal Home Loan Mortgage Corp., Gold Pool C01812, 5.50%, 4/1/34	268,118	259,832
Federal Home Loan Mortgage Corp., Gold Pool A52827, 5.50%, 10/1/36	238,911	230,542
Federal Home Loan Mortgage Corp., Gold Pool A58277, 5.50%, 3/1/37	1,000,000	964,489
Federal Home Loan Mortgage Corp., Gold Pool P20433, 6.00%, 10/1/31	435,536	432,331

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income (continued)
United States (continued)
Mortgage Backed Securities (0.92% of Partners’ Capital) (continued)
Federal Home Loan Mortgage Corp., Gold Pool A53123, 6.00%, 10/1/36	247,979	245,873
Federal Home Loan Mortgage Corp., Series 2750, Class OB, 4.00%, 7/15/15	168,760	166,505
Federal Home Loan Mortgage Corp., Series 3182, Class YB, 5.00%, 9/15/28	500,000	484,425
Federal Home Loan Mortgage Corp., Series 2607, Class EA, 5.00%, 11/15/32	1,100,125	1,065,402
Federal Home Loan Mortgage Corp., Series 3078, Class PC, 5.50%, 11/15/30	1,000,000	983,866
Federal Home Loan Mortgage Corp., Series R006, Class AK, 5.75%, 12/15/18	579,583	574,624
Federal National Mortgage Association, Pool 730353, 4.50%, 7/1/18	25,121	23,936
Federal National Mortgage Association, Pool 767658, 5.00%, 2/1/19	132,176	128,207
Federal National Mortgage Association, Pool 777737, 5.00%, 5/1/34	122,936	115,674
Federal National Mortgage Association, Pool 254188, 5.50%, 1/1/09	88,955	88,995
Federal National Mortgage Association, Pool 902291, 5.50%, 11/1/21	470,220	463,359
Federal National Mortgage Association, Pool 906151, 5.50%, 1/1/22	477,517	470,551
Federal National Mortgage Association, Pool 938195, 5.50%, 7/1/22	1,500,000	1,477,734
Federal National Mortgage Association, Pool 698979, 5.50%, 4/1/33	85,154	82,523
Federal National Mortgage Association, Pool 723874, 5.50%, 7/1/33	20,752	20,106
Federal National Mortgage Association, Pool 767299, 5.50%, 1/1/34	72,229	69,982
Federal National Mortgage Association, Pool 778316, 5.50%, 6/1/34	306,014	296,278
Federal National Mortgage Association, Pool 910590, 5.50%, 1/1/37	489,808	472,644
Federal National Mortgage Association, Pool 803745, 6.00%, 7/1/19	676,887	682,047

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income (continued)
United States (continued)
Mortgage Backed Securities (0.92% of Partners’ Capital) (continued)
Federal National Mortgage Association, Pool 415971, 6.00%, 11/1/28	33,931	33,821
Federal National Mortgage Association, Pool 689659, 6.00%, 3/1/33	33,409	33,213
Federal National Mortgage Association, Pool 555528, 6.00%, 4/1/33	17,774	17,691
Federal National Mortgage Association, Pool 783382, 6.00%, 8/1/34	87,650	87,007
Federal National Mortgage Association, Pool 380839, 6.12%, 11/1/08	290,338	290,725
Federal National Mortgage Association, Pool 699436, 7.00%, 2/1/33	8,082	8,377
Federal National Mortgage Association, Pool 545210, 5.922%, 10/1/11	173,920	176,440
Federal National Mortgage Association, Series 2005-91, Class DA, 4.5%, 10/25/20	631,394	601,321
Government National Mortgage Association, Pool 782114, 5.00%, 9/15/36	474,522	448,983
Government National Mortgage Association, Pool 80749, 6.125%, 10/20/33(1)	215,384	217,697
Government National Mortgage Association, Pool 621822, 5.50%, 12/15/33	24,383	23,713
Government National Mortgage Association, Pool 562508, 5.50%, 2/15/34	65,843	64,012
Government National Mortgage Association, Pool 628111, 5.50%, 5/15/34	178,007	173,059
Government National Mortgage Association, Pool 650209, 5.50%, 2/15/36	458,423	444,996
Government National Mortgage Association, Pool 662098, 5.50%, 1/15/37	994,458	965,128
Government National Mortgage Association, Pool 669077, 5.50%, 6/15/37	1,000,000	970,469
Government National Mortgage Association, Pool 451883, 6.00%, 7/15/28	43,927	43,866
Government National Mortgage Association, Pool 603650, 6.00%, 4/15/33	9,585	9,559
Government National Mortgage Association, Pool 488259, 6.50%, 8/15/29	15,763	16,105

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income (continued)
United States (continued)
Mortgage Backed Securities (0.92% of Partners’ Capital) (continued)
Government National Mortgage Association, Pool 501012, 6.50%, 4/15/31	2,148	2,193
Government National Mortgage Association, Series 2004-78, Class C, 4.658%, 4/16/29	250,000	238,474
Collateralized Mortgage Obligations (0.81% of Partners’ Capital)
ABN Amro Mortgage Corp, Series 2003-7, Class A2, 5.00%, 7/25/18	282,766	277,752
Alesco Preferred Funding LTD, Series 5A, Class C3, 6.31%, 12/23/34(1)	200,000	198,346
American Business Financial Services, Series 2002-2, 6.68%, 7/15/33	360,695	259,263
Bank of America Funding Corp., Series 2006-5, Class 2A7, 6.00%, 9/25/36	807,723	808,602
Bank of America Mortgage Securities, Series 2004-8, Class 2B1, 6.00%, 10/25/34	232,426	225,752
Bank of America Mortgage Securities, Series 2005-5, 5.50%, 6/25/35	317,855	315,310
Banc of America Mortgage Securities, Series 2007-1, Class 1A8, 5.75%, 3/25/37	1,000,000	996,112
Banc of America Mortgage Securities, Series 2007-1, Class 1A10, 5.75%, 3/25/37	1,000,000	986,649
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1, 5.05%, 4/25/33(1)	114,340	114,259
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 3A1, 5.38%, 4/25/33(1)	119,454	118,298
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A6, 6.00%, 6/25/36	436,222	427,702
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A1, 5.50%, 12/25/18	275,243	269,050
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4, Class 3B2, 4.46%, 12/25/34(1)	191,746	184,556
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 2A2B, 4.78%, 4/25/35(1)	160,751	158,552
Countrywide Alternative Loan Trust, Series 2004-33, Class 2B1, 5.19%, 12/25/34(1)	199,192	194,836
Countrywide Alternative Loan Trust, Series 2005-19CB, Class A4, 5.50%, 6/25/35	167,870	165,645
Countrywide Home Loans, Series 2003-3, Class M6, 7.24%, 7/25/32(1)	19,937	20,426

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income (continued)
United States (continued)
Collateralized Mortgage Obligations (0.81% of Partners’ Capital) (continued)
Countrywide Home Loans, Series 2003-20, Class 1A14, CMO, 5.50%, 7/25/33	122,193	118,848
Countrywide Home Loans, Series 2005-HYB8, Class 4A1, 5.65%, 12/20/35(1)	960,147	952,208
CS First Boston Mortgage Securities Corp., Series 2002-10, Class 1M2, 7.00%, 5/25/32	180,000	177,612
CS First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	118,923	116,775
CS First Boston Mortgage Securities Corp., Series 2005-5, Class 4A2, 6.25%, 7/25/35	120,567	120,073
CS First Boston Mortgage Securities Corp., Series 2005-11, Class 7A2, 6.00%, 12/25/35	210,181	209,621
Credit Suisse Mortgage Capital Certificate, Series 2006-2, Class 4A11, 5.75% 3/25/36	309,071	307,346
Credit Suisse Mortgage Capital Certificate, Series 2006-4, Class 3A2, 6.50% 5/25/36	169,411	170,319
Diversified REIT Trust, Series 1999-1A, Class D, 6.78%, 3/18/11	135,000	134,877
Drexel Burnham Lambert CMO Trust, Series V, Class 1, PO, 0.00%, 9/1/18	35,300	30,832
First Horizon Alternative Mortgage Securities, Series 2005-FA5, Class 3A2, 5.50%, 8/25/35	238,247	234,544
First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 6.30%, 6/25/30(1)	211,645	211,197
GSR Mortgage Loan Trust, Series 2004-11, Class B2, 4.56%, 9/25/34(1)	270,109	264,202
GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3, 5.00%, 6/25/35	257,595	250,045
GSR Mortgage Loan Trust, Series 2005-9F, Class 6A2, 6.50%, 1/25/36	254,830	257,730
Harborview Mortgage Loan Trust, Series, 2004-7, Class 3A2, 4.68%, 11/19/34(1)	167,224	165,425
Impac Secured Assets Corp., Series 2002-3, Class M2, 7.18%, 8/25/32(1)	200,000	202,735
Impac Secured Assets Corp., Series 2003-2, Class A2, 6.00%, 8/25/33	721,308	709,024
JP Morgan Mortgage Trust, Series 2004-A1, Class 3A2, 4.97%, 2/25/34(1)	203,085	198,993

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income (continued)
United States (continued)
Collateralized Mortgage Obligations (0.81% of Partners’ Capital) (continued)
JP Morgan Mortgage Trust, Series 2004-A3, Class 3A2, 4.98%, 7/25/34(1)	156,601	152,050
Master Asset Securitization Trust, Series 2006-1, Class1A5, 5.75%, 5/25/36	453,918	450,685
Master Seasoned Securities Trust, Series 2004-1, Class 15B2, 6.24%, 8/25/17(1)	226,247	225,953
Option One Mortgage Loan Trust, Series 2005-1, Class M6, 6.97%, 2/25/35(1)	250,000	249,450
Residential Accredit Loans, Inc., Series 2003-QS7, Class M2, 6.00%, 4/25/33	126,314	122,363
Residential Asset Funding Mortgage, Inc., Series 2002-S17, Class A1, 5.00%, 11/25/17	308,866	296,613
Residential Asset Mortgage Products, Inc., Series 2004-SL2, Class A1, 6.50%, 10/25/16	94,009	95,111
Residential Funding Mortgage Securities, Inc., Series 2002-S11, Class A1, 5.75%, 8/25/17	85,773	85,477
Residential Funding Mortgage Securities, Inc., Series 2007-S1, Class A6, 6.00%, 1/25/37	500,000	498,475
Structured Asset Securities Corp., Series 2003-4, Class A6, 5.00%, 2/25/33	111,460	107,133
Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	72,301	69,078
Washington Mutual, Series 2003-AR4, Class A6, 3.42%, 5/25/33	365,782	361,476
Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	152,096	151,353
Wells Fargo Mortgage Backed Securities Trust, Series 2003-K, Class 1A2, 4.49%, 11/25/33(1)	150,425	143,329
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class B2, 4.57%, 11/25/34(1)	198,289	193,323
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A3, 3.54%, 9/25/34(1)	63,356	63,312
Wells Fargo Mortgage Backed Securities Trust, Series 2006-12, Class A17, 6.00%, 10/25/36	665,000	661,658
Corporate (0.41% of Partners’ Capital)
Consumer (0.03% of Partners’ Capital) Abbott Laboratories, 5.875%, 5/15/16	500,000	500,128

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2007

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Fixed Income (continued)
United States (continued)
Electric-Integrated (0.11% of Partners’ Capital)
Cisco Systems, Inc., 5.50%, 2/22/16	500,000	487,904
Dominion Resources, Inc., 5.15%, 7/15/15	500,000	474,904
Duke Energy Carolinas, 5.30%, 10/1/15	500,000	483,602
Southern Power Co., 6.25%, 7/15/12	500,000	511,208
Finance (0.19% of Partners’ Capital)
American General Finance, 4.625%, 5/15/09	645,000	636,095
Bank of America Corp., 5.375%, 8/15/11	500,000	497,815
Citigroup, Inc., 5.20%, 11/3/10	500,000	492,310
Citigroup, Inc., 5.625%, 8/27/12	500,000	500,106
General Electric Capital Corp., 5.375%, 10/20/16	500,000	483,592
General Motors Acceptance Corp., 6.125%, 1/22/08	50,000	49,993
JP Morgan Chase & Co., 5.15%, 10/15/15	325,000	309,041
Wachovia Corp, 5.70%, 8/1/13	500,000	502,889
Multimedia (0.06% of Partners’ Capital)
Comcast Cable Communications, 6.75%, 1/30/11	475,000	491,652
Walt Disney Co., 5.625%, 9/15/16	500,000	496,241
REIT (0.02% of Partners’ Capital)
Weingarten Realty Corp., 4.99%, 9/3/13	375,000	361,628

Total United States		58,498,041

Total Fixed Income (Cost $59,440,688)		58,498,041	3.27%

Option
United States
Index (0.17% of Partners’ Capital)
iShares MSCI Emerging Markets Index Fund—Put Option (Strike Price $118.94, Expiration 11/16/07)	4,000	1,778,711
iShares Russell 2000 Value Index—Put Option (Strike Price $78.954, Expiration 11/14/07)	6,010	1,348,584

Total United States		3,127,295

Total Option (Cost $4,577,673)		3,127,295	0.17%

Total Investments in Securities (Cost $246,309,677)		260,162,777	14.49%

Total Investments (Cost $1,548,923,846)		$1,811,910,326	100.89%

*	Shares or par value is listed for each investment if it is applicable for that investment type.
(1)	Security is a “variable rate” bond. The rate reflected is as of June 30, 2007.
(2)	Non-Income Producing Security

CMO—Collateralized Mortgage Obligation

PO—Principal Only

REIT—Real Estate Investment Trust

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2007

(Unaudited)

Investment income:
Dividend income (net of foreign tax of $892,942)	$2,722,041
Interest income	1,463,312

Total investment income	4,185,353

Expenses:
Management fees	7,186,701
Administration fees	408,223
Professional fees	361,478
Legal fees	181,801
Custodian fees	94,316
Directors fees	39,000
Other expenses	225,026

Total expenses	8,496,545

Net investment loss	(4,311,192)

Net realized and unrealized gain from investments:
Net realized gain from investments	5,033,066
Net unrealized gain from investments	132,865,028

Net realized and unrealized gain from investments	137,898,094

Net increase in partners' capital resulting from operations	$133,586,902

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Changes in Partners’ Capital

Year Ended December 31, 2006 and Six Months Ended June 30, 2007 (Unaudited)

Partners’ capital at December 31, 2005	$376,169,059
Contributions	613,013,510
Distributions	(56,054,941)
Net increase in partners’ capital resulting from operations:
Net investment loss	(3,515,591)
Net realized gain from investments	16,884,542
Net unrealized gain from investments	64,798,835

Net increase in partners’ capital resulting from operations	78,167,786

Partners’ capital at December 31, 2006	1,011,295,414

Contributions	695,484,037
Distributions	(44,472,456)
Net increase in partners’ capital resulting from operations:
Net investment loss	(4,311,192)
Net realized gain from investments	5,033,066
Net unrealized gain from investments	132,865,028

Net increase in partners’ capital resulting from operations	133,586,902

Partners’ capital at June 30, 2007	$1,795,893,897

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

For the Six Months Ended June 30, 2007

(Unaudited)

Cash flow from operating activities:
Net increase in partners’ capital resulting from operations	$133,586,902
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Purchases of investments	(689,765,485)
Proceeds from disposition of investments	51,413,228
Net realized gain from investments	(5,033,066)
Net unrealized gain from investments	(132,865,028)
Accretion of bond discount, net	(55,924)
Increase in prepaid contributions to Investment Funds	(66,000,000)
Increase in receivable from Investment Funds	(5,855,399)
Increase in interest and dividends receivable	(1,008,135)
Increase in prepaids and other assets	(157,871)
Increase in management fees payable	1,881,777
Increase in offshore withholding tax payable	445,747
Increase in administration fees payable	72,693
Increase in accounts payable and accrued expenses	298,895

Net cash used in operating activities	(713,041,666)

Cash flow from financing activities:
Borrowings on line of credit	25,902,984
Repayments on line of credit	(25,902,984)
Increase in subscriptions received in advance	109,043,219
Increase in redemption payable	17,450,696
Contributions from partners	695,484,037
Distributions to partners	(44,472,456)

Net cash provided by financing activities	777,505,496

Net increase in cash and cash equivalents	64,463,830
Cash and cash equivalents at beginning of period	3,734,891

Cash and cash equivalents at end of period	$68,198,721

Supplemental disclosure of cash activity:
Cash paid for interest	$51,916

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2007

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Fund”) is a limited partnership organized under the laws of the state of Delaware. The Fund began operations in April 2003 (“Inception”). The Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is the master fund in a master-feeder structure in which there are currently six feeder funds.

The Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across all market cycles. The Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies, offshore corporations (collectively, the “Investment Funds”), registered investment companies and direct investments in marketable securities and derivative instruments. The Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi- manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Fund’s investment program subject to the ultimate supervision of the Board.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accompanying financial statements have been presented on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH EQUIVALENTS

The Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

(c) INVESTMENT SECURITIES TRANSACTIONS

The Fund records security transactions on a trade-date basis.

Securities that are held by the Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund’s investments is calculated by BISYS Fund Services Ohio, Inc. (“BISYS”), the Fund’s independent administrator (the “Independent Administrator”) in consultation with the Adviser. The valuation procedures of the Fund’s underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Fund’s investments (the “Valuation Committee”), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

Investments held by the Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds, as appropriate.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the computation of the Fund’s net asset value that would materially affect the value of the security and the net asset value of the Fund, the value of such security and the net asset value of the Fund will be adjusted to reflect the change in the estimated value of the security.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

(e) INVESTMENT INCOME

Generally, the values of the investments in Investment Funds are determined whereby the Fund records the investment at its acquisition cost and the value is adjusted to reflect the Fund’s share of the income or loss (including realized gains and losses) and additional contributions or withdrawals from the Investment Funds. In general, distributions received from Investment Funds are accounted for as a reduction to cost and any proceeds received above the cost basis results in a realized gain. On occasion, an Investment Fund will specifically identify a distribution as income, in which case it will be accounted for accordingly. The net changes in unrealized appreciation or depreciation of investments in Investment Funds is included in net unrealized gains (losses) from investments and is reflected in the value of the Investment Funds.

For investments in securities, dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; transfer taxes and taxes withheld on non-US dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g) INCOME TAXES

The Fund itself is not subject to income taxes because such taxes are the responsibility of the individual partners in the Fund. Accordingly, no provision for income taxes has been made in the Fund’s financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(i) ORGANIZATIONAL EXPENSES

The Fund’s organizational expenses (the “Organizational Expenses”) were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with GAAP for Fund reporting purposes upon commencement of operations.

(j) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that the tax position will be sustained by the applicable tax authorities. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. The Fund adopted FIN 48 during the current fiscal period and it was applied to all open tax years as of June 29, 2007. Management has evaluated the implications of FIN 48 and has concluded that there was no material impact on the Fund’s financial statements; however, FIN 48 requires ongoing monitoring and analysis. Future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

During September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe that the adoption of SFAS No. 157 will impact the Fund’s financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

(3) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Fund issues Interests only in private placement transactions in accordance with

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s limited partnership agreement (the “LP Agreement”). The Fund reserves the right to reject any applications for subscription of Interests.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. However, the Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests each calendar quarter, pursuant to written tenders by partners. The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Fund.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2007, the Fund had investments in Investment Funds, registered investment companies, options and marketable securities in a separately managed account, which is managed by a sub-adviser (“Sub-Adviser”). The $143,500,000 in prepaid contribution to Investment Funds as of June 30, 2007 represents funding of a portion of the July 2007 investment in such funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisors in the form of management fees ranging up to 2.5% of net assets annually. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging up to 25% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These fees and incentive fees are in addition to the management fees charged by the Fund.

In general, most of the Investment Funds in which the Fund invests, other than Investment Funds investing primarily in private equity, energy and real estate transactions, provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds that do provide for periodic redemptions may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $689,765,485 and $51,413,228 respectively.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

The cost of the Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The allocated taxable income is generally reported to the Fund by its underlying investments on Schedules K-1, 1099’s or PFIC statements.

The underlying investments generally do not provide the Fund with tax reporting information until well after year end and as a result, the Fund is unable to calculate the year end tax cost of its investments until after year end, when the Fund’s tax return is completed. The book cost of the Fund’s investment as of June 30, 2007 was $1,548,923,846 resulting in an accumulated net unrealized appreciation of $262,986,480 consisting of $272,091,912 in gross unrealized appreciation and $9,105,432 in gross unrealized depreciation.

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(6) DUE FROM BROKERS

The Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Fund is subject to credit risk to the extent any broker with whom the Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Fund’s behalf. The Fund monitors the financial condition of the brokers with which the Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Fund will pay the Independent Administrator a monthly administration fee (the “Administration Fee”) based on the month end net assets of the Fund. The Fund is charged, on an annual basis, 8 basis points on Fund net assets of up to $100 million, 7 basis points on Fund net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for Fund administration will be paid out of the Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Fund. As of June 30, 2007, the Fund had $1,795,893,897 in net assets. The total administration fee incurred for the six months ended June 30, 2007 was $408,223.

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Fund pursuant to the Investment Management Agreement, the Fund will pay the Adviser an investment management fee (the

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

“Investment Management Fee”), equal to 1.00% on an annualized basis of the Fund’s net assets calculated based on the Fund’s net asset value at the end of each month, payable quarterly in arrears. The Investment Management Fee will decrease the net profits or increase the net losses of the Fund that are credited to or debited against the capital accounts of its limited partners. For the six months ended June 30, 2007, $7,186,701 was incurred for Investment Management Fees.

(b) PLACEMENT AGENTS

The Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Fund. Sanders Morris Harris, Inc. (“SMH”), an affiliate of the General Partner and the Adviser, has been engaged by the Fund to serve as a Placement Agent. SMH is a full-service investment banking, broker-dealer, asset management and financial services organization. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9) INDEBTEDNESS OF THE FUND

Pursuant to the Fund LP Agreement, the Fund may borrow up to, but not more than, 10% of the net assets of the Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Fund purposes. For purposes of the Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Fund’s leverage limitations, the Fund will not “look through” Investment Funds in which the Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Fund and the Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Fund has made a capital commitment. For some Investment Funds in which the Fund has made a capital commitment that will be funded over a period of time, such as private equity and real estate funds, the Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Fund.

The Fund maintains a credit facility for which the investments of the Fund serve as collateral for the facility. The maximum amount that can be borrowed is based on the value of the underlying collateral; provided, however, that the Fund’s fundamental policies provide that the Fund cannot borrow more than 10% of the value of the Fund’s net assets. As of June 30, 2007, no borrowings were outstanding under the credit facility. The weighted average interest rate paid on the line of credit during the six-month period was 7.82%.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

(10) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004	Period April 1, 2003 (Inception) to December 31, 2003
	(Unaudited)
Net investment loss to average partners’ capital[1]	(0.60)%	(0.61)%	(0.44)%	(0.92)%	(0.26)%
Expenses to average partners’ capital[1]	1.19%	1.18%	1.19%	1.40%	0.66%
Portfolio Turnover	3.72%	15.31%	12.65%	10.29%	11.90%
Total Return[2]	9.58%	12.37%	10.40%	8.90%	21.66%
Partners’ capital, end of period	$1,795,893,897	$1,011,295,414	$376,169,059	$280,216,027	$109,262,447
Average amount of borrowings outstanding during the period	$1,320,433	$145,442	$762,381	$233,334	—

An investor’s return (and operating ratios) may vary from those reflected based on different fee arrangements and the timing of capital transactions.

1

Ratios are calculated by dividing the indicated amount by partners’ capital measured at the end of each month during the period. The ratios for 2003 and for the six month period ended June 30, 2007 have been annualized.

2

Calculated as geometrically linked monthly returns for each month in the period. Performance prior to March 10, 2004 reflects pre-registration performance; thus returns may have differed had the Fund been subject to the regulations of the 1940 Act since Inception.

(11) SUBSEQUENT EVENTS

(a) PROXY SOLICITATION

The Fund is holding a meeting of its partners for the following purposes:

1. To approve a new subadvisory agreement between the Fund’s current subadviser, Tanglewood Asset Management, LLC (the “Subadviser”) and the Fund;

2. To approve a change in the policies of the Fund with respect to the liquidity of the Investment Funds in which the Fund invests and to ratify the Fund’s current investment practices, as disclosed in the Fund’s Registration Statement (which incorporates the Fund’s feeder fund’s private placement memorandum);

3. To approve amendment of the Fund’s agreement of limited partnership to provide the Fund’s Board the sole power to make future amendments to the Fund’s policy regarding Investment Fund liquidity;

4. To approve an increase in the Fund’s allowable borrowing from 10 percent of the Fund’s net asset value to 25 percent of the Fund’s net asset value; and

5. To vote on any other matters that may properly come before the meeting and any adjournment thereof.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2007

(Unaudited)

The current subadvisory agreement with the Subadviser terminated due to a change in control of the Subadviser, which terminated the agreement by its terms due to operation of law. The Fund’s Board approved an interim agreement with the Subadviser until such time that a new subadvisory agreement can be submitted to a vote of the partners. The terms of the subadvisory agreement that terminated, the interim subadvisory agreement and the new subadvisory agreement being submitted to a vote of the partners all provide for the same services at the same cost by the same personnel as under the subadvisory agreement that terminated.

With respect to proxies issued by the Fund, the Fund’s feeder funds will retain their respective proxy voting authority and shall exercise such authority as follows: Each feeder fund will hold a meeting of its partners at which the partners will vote their interests instructing the feeder fund how to vote as a partner of the Fund (indirectly through offshore funds for certain of the feeder funds) for or against the matters presented by the Fund. Each feeder fund will then calculate the proportion of interests voted for to those voted against (ignoring for purposes of this calculation the interests for which it receives no voting instructions) and will subsequently vote its interest in the Fund (indirectly through offshore funds for certain of the feeder funds) for or against the matter in the same proportion.

(b) INDEPENDENT ADMINISTRATOR

Effective August 1, 2007, BISYS, the Fund’s Independent Administrator, was acquired by Citi. Citi management has informed the Adviser that the acquisition by Citi should not result in any change to the services currently being provided to the Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2007

(Unaudited)

Directors and Officers

The Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Fund, The Endowment Registered Fund, L.P. and The Endowment TEI Fund, L.P. together pay each Independent Director an annual fee of $16,000, which is paid quarterly, a fee of $3,500 per Board meeting and a $500 fee per meeting for each member on the audit committee. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2007.

Asset Class[1]	Fair Value	%
Domestic Equity[2]	$251,942,439	13.9
International Equity[2]	309,977,895	17.1
Opportunistic Equity	134,994,735	7.4
Absolute Return	340,407,243	18.8
Real Estate	94,794,458	5.2
Natural Resources	233,060,604	12.9
Private Equity	111,705,417	6.2
Fixed Income	81,875,354	4.5
Enhanced Fixed Income	246,113,350	13.6
Debt Fund	7,038,831	0.4

Total Investments	$1,811,910,326	100.0

1	The complete list of investments included in the following asset class categories are included in the schedule of investments of the Master Fund.
2	Includes the value of put options.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2007

(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Fund’s private placement memorandum (the “PPM”) includes additional information about directors of the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Investment Management Agreement and Sub-Advisory Agreement

At a meeting of the Board held on January 17, 2007, the Board considered and approved the Investment Management Agreement between the Fund and the Adviser and the Sub-Advisory Agreement between the Adviser and Tanglewood Asset Management LLC (the “Sub-Adviser”). In reviewing this agreement, the Board requested information, which was provided by the Adviser, that was reasonably necessary for the Board to evaluate the agreement, and was advised by counsel. Following its review, the Board concluded that the Investment Management Agreement enables the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of investors based upon the following determinations, among others:

The nature, extent and quality of the advisory service to be provided. Based on the nature and quality of the services provided by the Adviser and Sub-Adviser to the Fund in the past (as well as Services anticipated to be provided in the future), the Adviser’s management capabilities demonstrated with respect to the Fund, the Adviser’s management oversight process, and the professional qualifications and experience of the Adviser’s investment committee and the Sub-Adviser’s personnel, the Board concluded that each of the Adviser and Sub-Adviser is capable of providing high quality services to the Fund. The Board also concluded that each of the Adviser and Sub-Adviser would provide the same quality and quantity of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs and that the Adviser’s and Sub-Adviser’s advisory obligations will remain the same in all aspects.

The investment performance of the Fund. The Board concluded, based on comparative performance information compiled by the Adviser, that the Fund’s investment performance was superior to the performance of its comparative index and competitive or superior relative to comparable funds. On the basis of the Directors’ assessment of the nature, extent and quality of investment advisory and related services to be provided or procured by the Adviser, the Directors concluded that the Adviser (with the assistance of the Sub-Adviser) was capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other comparable funds.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2007

(Unaudited)

The cost of advisory service provided and the level of profitability. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Fund’s investment program, the Adviser’s financial information, the fees paid by the Adviser to the Sub-Adviser, the costs associated with managing the Fund and the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and the Adviser. Further, on the basis of comparative information supplied by the Adviser, the Board determined that the management fees and estimated overall expense ratio of the Fund were competitive with comparable investment companies.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the management fees will not decrease as the level of Fund assets increase, the Board concluded that the management fees appropriately reflect the Fund’s current size, the current economic environment for the Adviser, and the competitive nature of the investment company market as relevant to the Fund. In addition, the Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser and Sub-Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Fund are reasonable and fair, result from the provision of appropriate services to the Fund and investors therein, and are consistent with industry practice and the best interests of the Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Fund.

Other considerations. The Board also determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintained the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its partners. The Directors also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Fund.

Independent Directors

Jonathan P. Carroll

Richard C. Johnson

G. Edward Powell

Scott F. Schwinger

Scott W. Wise

Interested Directors and Officers

John A. Blaisdell, Director and Co-Principal Executive Officer

Andrew B. Linbeck, Director and Co-Principal Executive Officer

A. Haag Sherman, Director and Co-Principal Executive Officer

Mark W. Yusko, Director

John E. Price, Treasurer and Principal Financial Officer

Adam L. Thomas, Secretary

Roy V. Washington, Chief Compliance Officer

Investment Adviser

Endowment Advisers, L.P.

Houston, TX

Sub-Adviser

Tanglewood Asset Management, LLC

Winston-Salem, NC

Fund Administrator and Transfer Agent

Citi Fund Services Ohio, Inc.

Columbus, OH

Custodian

Custodial Trust Company

Princeton, NJ

Independent Registered Public Accounting Firm

KPMG, LLP

Houston, TX

Legal Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

Boston, MA

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchases as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 1, 2007 through January 31, 2007	$—	N/A	N/A	N/A
February 1, 2007 through February 28, 2007	$—	N/A	N/A	N/A
March 1, 2007 through March 31, 2007	$813,637	N/A	N/A	N/A
April 1, 2007 through April 30, 2007	$—	N/A	N/A	N/A
May 1, 2007 through May 31, 2007	$—	N/A	N/A	N/A
June 1, 2007 through June 30, 2007	$318,275	N/A	N/A	N/A

Total	$1,131,912

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

The registrant’s principal executive officers and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment TEI Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell Co-Principal Executive Officer

Date August 29, 2007

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck Co-Principal Executive Officer

Date August 29, 2007

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman Co-Principal Executive Officer

Date August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell Co-Principal Executive Officer

Date August 29, 2007

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck Co-Principal Executive Officer

Date August 29, 2007

By (Signature and Title)	/s/ A. Haag Sherman
A. Haag Sherman Co-Principal Executive Officer

Date August 29, 2007

By (Signature and Title)	/s/ John E. Price
John E. Price Principal Financial Officer

Date August 29, 2007